SCHEDULE OF INVESTMENTS
Ivy PineBridge High Yield Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
United Airlines Pass-Through Certificates, Series 2014-2B, 4.625%, 9-3-22	$190	$195

TOTAL ASSET-BACKED SECURITIES – 0.2%		$195

(Cost: $193)

CORPORATE DEBT SECURITIES
Communication Services
Alternative Carriers – 0.5%
Cogent Communications Holdings, Inc., 5.375%, 3-1-22(A)	535	554

Broadcasting – 1.5%
Gray Television, Inc., 5.125%, 10-15-24(A)	306	312
Sirius XM Radio, Inc.:
4.625%, 7-15-24(A)	688	704
5.375%, 7-15-26(A)	445	461

		1,477

Cable & Satellite – 8.5%
Altice Financing S.A., 7.500%, 5-15-26(A)	1,055	1,060
Altice France S.A., 7.375%, 5-1-26(A)	1,030	1,056
Altice S.A., 7.625%, 2-15-25(A)	645	607
Block Communications, Inc., 6.875%, 2-15-25(A)	509	530
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.875%, 4-1-24(A)	148	155
5.375%, 5-1-25(A)	275	284
5.500%, 5-1-26(A)	331	346
5.000%, 2-1-28(A)	235	240
5.375%, 6-1-29(A)	335	346
Charter Communications Operating LLC and Charter Communications Operating Capital Corp. (3-Month U.S. LIBOR plus 165 bps), 4.229%, 2-1-24(B)	411	413
CSC Holdings LLC:
5.250%, 6-1-24	37	38
5.500%, 4-15-27(A)	1,890	1,985
Hughes Satellite Systems Corp., 6.625%, 8-1-26	619	651
Intelsat Jackson Holdings S.A., 5.500%, 8-1-23	593	541
Telesat Canada and Telesat LLC, 8.875%, 11-15-24(A)	372	403

		8,655

Integrated Telecommunication Services – 5.4%
CenturyLink, Inc., 7.500%, 4-1-24(C)	1,140	1,261
Frontier Communications Corp.:
8.750%, 4-15-22	630	403
7.625%, 4-15-24	1,035	588

Sprint Corp., 7.875%, 9-15-23	2,998	3,260

		5,512

Movies & Entertainment – 1.3%
Netflix, Inc.:
5.875%, 2-15-25	786	866
4.375%, 11-15-26	395	404

		1,270

Publishing – 2.1%
A. H. Belo Corp.:
7.750%, 6-1-27	502	552
7.250%, 9-15-27	420	452
E.W. Scripps Co., 5.125%, 5-15-25(A)	795	763
McGraw-Hill Global Education Holdings LLC and McGraw-Hill Global Education Finance, Inc., 7.875%, 5-15-24(A)	451	412

		2,179

Wireless Telecommunication Service – 0.6%
C&W Senior Financing Designated Activity Co., 6.875%, 9-15-27(A)	544	562

Total Communication Services - 19.9%		20,209

Consumer Discretionary
Auto Parts & Equipment – 0.5%
Delphi Jersey Holdings plc, 5.000%, 10-1-25(A)	580	516

Automotive Retail – 1.2%
Allison Transmission, Inc., 5.000%, 10-1-24(A)	536	547
Lithia Motors, Inc., 5.250%, 8-1-25(A)	682	702

		1,249

Casinos & Gaming – 2.5%
ESH Hospitality, Inc., 5.250%, 5-1-25(A)	670	687
GLP Capital L.P. and GLP Financing II, Inc., 5.375%, 4-15-26	450	487
MGM Growth Properties Operating Partnership L.P. and MGP Finance Co-Issuer, Inc., 5.750%, 2-1-27(A)	210	226
Scientific Games International, Inc. (GTD by Scientific Games Corp.), 8.250%, 3-15-26(A)	500	525
Twin River Worldwide Holdings, Inc., 6.750%, 6-1-27(A)	243	253
Wynn Macau Ltd., 5.500%, 10-1-27(A)	424	412

		2,590

Consumer Electronics – 0.5%
Conn’s, Inc., 7.250%, 7-15-22(C)	555	555

Homebuilding – 0.5%
Weekley Homes LLC and Weekley Finance Corp., 6.000%, 2-1-23	483	477

Hotels, Resorts & Cruise Lines – 1.1%
Hilton Grand Vacations Borrower LLC and Hilton Grand Vacations Borrower, Inc., 6.125%, 12-1-24	418	446
Wyndham Worldwide Corp.:
4.150%, 4-1-24(D)	162	170
4.500%, 4-1-27(D)	450	470

		1,086

Internet & Direct Marketing Retail – 0.5%
Grubhub Holdings, Inc., 5.500%, 7-1-27(A)	494	507

Restaurants – 0.6%
Brinker International, Inc. (GTD by Brinker Restaurant Corp., Brinker Texas, Inc. and Brinker Florida, Inc.), 5.000%, 10-1-24(A)	546	556

Specialized Consumer Services – 0.4%
frontdoor, Inc., 6.750%, 8-15-26(A)	414	441

Total Consumer Discretionary - 7.8%		7,977

Consumer Staples
Food Retail – 0.5%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC, 5.750%, 3-15-25	446	449

Household Products – 0.4%
First Quality Finance Co., Inc., 5.000%, 7-1-25(A)	429	432

Packaged Foods & Meats – 2.6%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24(A)	587	604
5.750%, 6-15-25(A)	135	140
Lamb Weston Holdings, Inc., 4.625%, 11-1-24(A)	116	120
Land O’Lakes Capital Trust I, 7.450%, 3-15-28(A)	349	387
Land O’Lakes, Inc., 7.000%, 9-18-67(A)	140	133
Pilgrim’s Pride Corp., 5.875%, 9-30-27(A)	620	643
Post Holdings, Inc., 5.500%, 3-1-25(A)	625	645

		2,672

Personal Products – 0.8%
Coty, Inc., 6.500%, 4-15-26(A)(C)	850	828

Total Consumer Staples - 4.3%		4,381

Energy
Coal & Consumable Fuels – 0.7%
CONSOL Energy, Inc., 6.875%, 6-15-25(A)	655	671

Integrated Oil & Gas – 0.3%
Apergy Corp., 6.375%, 5-1-26	336	338

Oil & Gas Drilling – 0.4%
Noble Holding International Ltd., 7.875%, 2-1-26(A)	285	245
Shelf Drilling Holdings Ltd., 8.250%, 2-15-25(A)	184	170

		415

Oil & Gas Equipment & Services – 2.3%
Calfrac Holdings L.P., 8.500%, 6-15-26(A)	630	441
Forum Energy Technologies, Inc., 6.250%, 10-1-21	565	511
Hi-Crush Partners L.P., 9.500%, 8-1-26(A)	1,085	754
Nine Energy Service, Inc., 8.750%, 11-1-23(A)	240	234
SESI LLC, 7.750%, 9-15-24	550	354

		2,294

Oil & Gas Exploration & Production – 4.4%
Antero Midstream Partners L.P., 5.750%, 3-1-27(A)	288	288
Centennial Resource Production LLC, 6.875%, 4-1-27(A)	400	404
Chaparral Energy, Inc., 8.750%, 7-15-23(A)(C)	969	601
Extraction Oil & Gas, Inc., 5.625%, 2-1-26(A)	525	424
Hilcorp Energy I L.P. and Hilcorp Finance Co., 5.000%, 12-1-24(A)	975	970
Lonestar Resources America, Inc., 11.250%, 1-1-23(A)	717	681
Pioneer Energy Services Corp., 6.125%, 3-15-22	504	227
Southwestern Energy Co., 7.500%, 4-1-26	410	388
WildHorse Resource Development Corp., 6.875%, 2-1-25	490	461

		4,444

Oil & Gas Refining & Marketing – 0.9%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.), 6.375%, 7-1-26	420	422
EG Global Finance plc, 6.750%, 2-7-25(A)	508	504

		926

Oil & Gas Storage & Transportation – 4.1%
Cheniere Corpus Christi Holdings LLC:
7.000%, 6-30-24	525	604
5.875%, 3-31-25	115	128
Cheniere Energy Partners L.P., 5.250%, 10-1-25	308	318
Genesis Energy L.P. and Genesis Energy Finance Corp., 6.000%, 5-15-23	750	744
Holly Energy Partners L.P. and Holly Energy Finance Corp., 6.000%, 8-1-24(A)	395	411
Rose Rock Midstream L.P. and Rose Rock Finance Corp.:
5.625%, 7-15-22	293	289
5.625%, 11-15-23(C)	557	532

Summit Midstream Holdings LLC and Summit Midstream Finance Corp., 5.500%, 8-15-22	500	480
USA Compression Partners L.P. and USA Compression Finance Corp.:
6.875%, 4-1-26	551	583
6.875%, 9-1-27(A)	119	125

		4,214

Total Energy - 13.1%		13,302

Financials
Consumer Finance – 3.8%
Credit Acceptance Corp., 6.625%, 3-15-26(A)	377	396
Enova International, Inc.:
8.500%, 9-1-24(A)	500	475
8.500%, 9-15-25(A)	351	332
Fairstone Financial, Inc., 7.875%, 7-15-24(A)	180	183
FirstCash, Inc., 5.375%, 6-1-24(A)	470	483
Quicken Loans, Inc., 5.750%, 5-1-25(A)	825	850
Springleaf Finance Corp.:
6.875%, 3-15-25	600	657
7.125%, 3-15-26	465	508

		3,884

Financial Exchanges & Data – 1.5%
Donnelley Financial Solutions, Inc., 8.250%, 10-15-24	566	586
Refinitiv U.S. Holdings, Inc., 8.250%, 11-15-26(A)	915	941

		1,527

Investment Banking & Brokerage – 0.5%
LPL Holdings, Inc., 5.750%, 9-15-25(A)	511	523

Life & Health Insurance – 0.2%
CNO Financial Group, Inc., 5.250%, 5-30-29	199	215

Mortgage REITs – 1.4%
iStar, Inc.:
6.000%, 4-1-22	150	153
5.250%, 9-15-22	419	429
Starwood Property Trust, Inc., 4.750%, 3-15-25	773	781

		1,363

Property & Casualty Insurance – 0.4%
Amwins Group, Inc., 7.750%, 7-1-26(A)	430	445

Specialized Finance – 3.6%
CTR Partnership L.P. and CareTrust Capital Corp. (GTD by CareTrust REIT), 5.250%, 6-1-25	446	463
Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 6.020%, 6-15-26(A)	995	1,097
FS Energy and Power Fund, 7.500%, 8-15-23(A)	466	473
Navient Corp., 5.625%, 8-1-33	1,150	958
UPCB Finance IV Ltd., 5.375%, 1-15-25(A)	650	668

		3,659

Total Financials - 11.4%		11,616

Health Care
Health Care Equipment – 0.3%
Hologic, Inc., 4.375%, 10-15-25(A)	325	330

Health Care Facilities – 3.0%
DaVita HealthCare Partners, Inc., 5.125%, 7-15-24	625	625
HCA, Inc. (GTD by HCA Holdings, Inc.):
6.500%, 2-15-20	375	384
5.375%, 2-1-25	1,375	1,484
MPH Acquisition Holdings LLC, 7.125%, 6-1-24(A)	575	539

		3,032

Health Care Supplies – 0.9%
Catalent Pharma Solutions, Inc., 5.000%, 7-15-27(A)	255	259
Ortho-Clinical Diagnostics, 6.625%, 5-15-22(A)	632	604

		863

Managed Health Care – 0.1%
Centene Corp., 4.750%, 1-15-25	140	145

Pharmaceuticals – 1.6%
Bausch Health Cos., Inc., 6.125%, 4-15-25(A)	1,160	1,183
Par Pharmaceutical, Inc., 7.500%, 4-1-27(A)	500	491

		1,674

Total Health Care - 5.9%		6,044

Industrials
Building Products – 0.8%
Standard Industries, Inc., 6.000%, 10-15-25(A)	750	796

Construction & Engineering – 0.7%
Tutor Perini Corp., 6.875%, 5-1-25(A)	775	742

Construction Machinery & Heavy Trucks – 0.4%
J.B. Poindexter & Co., Inc., 7.125%, 4-15-26(A)	434	443

Diversified Support Services – 0.4%
Ahern Rentals, Inc., 7.375%, 5-15-23(A)	455	404

Electrical Components & Equipment – 1.4%
Anixter, Inc. (GTD by Anixter International, Inc.), 6.000%, 12-1-25(A)	290	315
EnerSys, 5.000%, 4-30-23(A)	605	616
Neon Holdings, Inc., 10.125%, 4-1-26(A)	503	495

		1,426

Environmental & Facilities Services – 0.3%
Clean Harbors, Inc., 4.875%, 7-15-27(A)	271	275

Industrial Conglomerates – 0.3%
Tribune Media Co., 5.875%, 7-15-22	288	293

Industrial Machinery – 1.1%
Energizer Gamma Acquisition, Inc., 6.375%, 7-15-26(A)	765	786
Terex Corp., 5.625%, 2-1-25(A)	346	350

		1,136

Marine Ports & Services – 0.4%
Great Lakes Dredge & Dock Corp., 8.000%, 5-15-22	425	450

Security & Alarm Services – 1.8%
Garda World Security Corp., 8.750%, 5-15-25(A)	685	676
Prime Security Services Borrower LLC and Prime Finance, Inc.:
5.250%, 4-15-24(A)	609	620
5.750%, 4-15-26(A)	488	504

		1,800

Trading Companies & Distributors – 1.5%
Central Garden & Pet Co., 5.125%, 2-1-28	450	442
H&E Equipment Services, Inc., 5.625%, 9-1-25	615	633
Jurassic Holdings III, Inc., 6.875%, 2-15-21(A)	435	426

		1,501

Trucking – 0.3%
Herc Holdings, Inc., 5.500%, 7-15-27(A)	293	295

Total Industrials - 9.4%		9,561

Information Technology
Application Software – 1.5%
CDK Global, Inc., 5.875%, 6-15-26	398	422
Delta Merger Sub, Inc., 6.000%, 9-15-26	555	606
SS&C Technologies Holdings, Inc., 5.500%, 9-30-27(A)	422	438

		1,466

Data Processing & Outsourced Services – 0.6%
Alliance Data Systems Corp., 5.875%, 11-1-21(A)	600	618

Electronic Equipment & Instruments – 0.6%
Diebold, Inc., 8.500%, 4-15-24	675	594

Semiconductor Equipment – 0.7%
Amkor Technology, Inc., 6.625%, 9-15-27(A)	735	730

Technology Distributors – 0.9%
Ingram Micro, Inc., 5.450%, 12-15-24(D)	860	878

Technology Hardware, Storage & Peripherals – 0.8%
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc., 8.625%, 11-15-24(A)(C)	435	399
Seagate HDD Cayman (GTD by Seagate Technology plc), 4.750%, 1-1-25	440	445

		844

Total Information Technology - 5.1%		5,130

Materials
Commodity Chemicals – 0.2%
NOVA Chemicals Corp., 5.000%, 5-1-25(A)	233	244

Diversified Metals & Mining – 3.4%
Cliffs Natural Resources, Inc., 5.750%, 3-1-25(C)	267	266
Eco Oro Minerals Corp., 5.750%, 12-1-25(A)	680	693
First Quantum Minerals Ltd.:
7.250%, 4-1-23(A)	285	278
6.500%, 3-1-24(A)	409	382
FMG Resources August 2006 Partners Ltd., 5.125%, 3-15-23(A)	500	517
Freeport-McMoRan, Inc., 3.875%, 3-15-23	606	606
Harsco Corp., 5.750%, 7-31-27(A)	183	190
Mineral Resources Ltd., 8.125%, 5-1-27(A)	525	547

		3,479

Fertilizers & Agricultural Chemicals – 0.4%
OCI N.V., 6.625%, 4-15-23(A)	350	364

Metal & Glass Containers – 1.8%
Crown Americas LLC and Crown Americas Capital Corp. IV, 4.500%, 1-15-23	225	234
Crown Cork & Seal Co., Inc., 7.375%, 12-15-26	294	338
Owens-Brockway Glass Container, Inc., 5.375%, 1-15-25(A)	623	649
Silgan Holdings, Inc., 4.750%, 3-15-25	600	605

		1,826

Paper Packaging – 1.5%
Cascades, Inc.:
5.500%, 7-15-22(A)	435	437
5.750%, 7-15-23(A)	230	232
Intertape Polymer Group, Inc., 7.000%, 10-15-26(A)	720	744
Sealed Air Corp., 5.125%, 12-1-24(A)	76	80

		1,493

Specialty Chemicals – 0.7%
Chemours Co. (The), 6.625%, 5-15-23	341	353
Rayonier A.M. Products, Inc., 5.500%, 6-1-24(A)	445	380

		733

Steel – 1.1%
Cleveland-Cliffs, Inc., 5.875%, 6-1-27(A)	165	161
Commercial Metals Co., 5.750%, 4-15-26	507	506
SunCoke Energy Partners L.P. and SunCoke Energy Partners Finance Corp., 7.500%, 6-15-25(A)	504	492

		1,159

Total Materials - 9.1%		9,298

Real Estate
Health Care REITs – 1.4%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.), 5.000%, 10-15-27	785	809

Sabra Health Care L.P., 5.125%, 8-15-26	616	641

		1,450

Industrial REITs – 1.9%
Avolon Holdings Funding Ltd.:
5.125%, 10-1-23(A)	425	450
5.250%, 5-15-24(A)	409	436
Kennedy-Wilson, Inc. (GTD by Kennedy-Wilson Holdings, Inc.), 5.875%, 4-1-24	1,050	1,071

		1,957

Real Estate Services – 0.9%
Newmark Group, Inc., 6.125%, 11-15-23	415	439
Realogy Group LLC and Realogy Co-Issuer Corp., 4.875%, 6-1-23(A)(C)	499	449

		888

Specialized REITs – 0.5%
Iron Mountain, Inc., 4.875%, 9-15-27(A)	455	451

Total Real Estate - 4.7%		4,746

Utilities
Electric Utilities – 1.0%
NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC), 4.250%, 7-15-24(A)	121	122
Talen Energy Supply LLC:
7.250%, 5-15-27(A)	175	179
6.625%, 1-15-28(A)	185	184
Vistra Operations Co. LLC, 5.000%, 7-31-27(A)	500	517

		1,002

Independent Power Producers & Energy Traders – 0.7%
Pattern Energy Group, Inc. (GTD by Pattern U.S. Finance Co. LLC), 5.875%, 2-1-24(A)	735	746

Multi-Utilities – 0.6%
MGE Energy Corp., 6.500%, 1-15-25(A)	611	614

Renewable Electricity – 0.5%
Clearway Energy Operating LLC, 5.750%, 10-15-25(A)	114	116
HAT Holdings I LLC and HAT Holdings II LLC (GTD by Hannon Armstrong Sustainable Infrastructure Capital, Inc.), 5.250%, 7-15-24(A)	271	276
NRG Yield Operating LLC, 5.000%, 9-15-26	113	110

		502

Total Utilities - 2.8%		2,864

TOTAL CORPORATE DEBT SECURITIES – 93.5%		$95,128

(Cost: $94,877)

SHORT-TERM SECURITIES
Commercial Paper(E) - 2.6%
Walgreens Boots Alliance, Inc., 2.531%, 7-1-19	2,650	2,650

Master Note - 4.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(F)	4,688	4,688

	Shares
Money Market Funds - 1.8%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (G)(H)	1,882	1,882

TOTAL SHORT-TERM SECURITIES – 9.0%		$9,220

(Cost: $9,220)

TOTAL INVESTMENT SECURITIES – 102.7%		$104,543

(Cost: $104,290)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.7)%		(2,705)

NET ASSETS – 100.0%		$101,838

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $58,137 or 57.1% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(C)	All or a portion of securities with an aggregate value of $1,834 are on loan.
(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2019.
(E)	Rate shown is the yield to maturity at June 30, 2019.
(F)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Investment made with cash collateral received from securities on loan.
(H)	Rate shown is the annualized 7-day yield at June 30, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$195	$—
Corporate Debt Securities	—	95,128	—
Short-Term Securities	1,882	7,338	—

Total	$1,882	$102,661	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$104,290

Gross unrealized appreciation	2,027
Gross unrealized depreciation	(1,774)

Net unrealized appreciation	$253